Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 1.1%
Commercial Services & Supplies - 0.5%
Wildflower Improvement Association
6.63%, 03/01/2031 (A) (B)	$ 500,000	$ 496,987

Construction & Engineering - 0.4%
CalAtlantic Group, Inc.
5.88%, 11/15/2024	350,000	380,268

Food & Staples Retailing - 0.2%
Ingles Markets, Inc.
5.75%, 06/15/2023	225,000	227,250

Oil, Gas & Consumable Fuels - 0.0% (C)
Marathon Petroleum Corp.
5.13%, 04/01/2024	40,000	40,641

Total Corporate Debt Securities (Cost $1,096,312)		1,145,146

MUNICIPAL GOVERNMENT OBLIGATIONS - 91.9%
Alabama - 0.8%
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	50,000	50,001
Series B,
7.38%, 12/01/2030	320,000	320,522
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	500,000	529,775

		900,298

Arizona - 4.2%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	395,000	414,940
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 05/15/2056	1,340,000	1,504,525
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A)	600,000	655,494
Industrial Development Authority of the County of Pima, Revenue Bonds
5.00%, 07/01/2056 (A)	1,000,000	1,030,260
6.95%, 07/01/2041	150,000	150,399
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (A)	500,000	530,995
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	124,963

		4,411,576

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.1%
County of Independence Hydroelectric Power Revenue, Revenue Bonds,
ACA,
5.30%, 05/01/2033	$ 45,000	$ 45,007
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	15,000	15,015

		60,022

California - 4.7%
California County Tobacco Securitization Agency, Revenue Bonds
5.88%, 06/01/2035	175,000	175,268
Series A,
5.88%, 06/01/2043	40,000	40,061
California Municipal Finance Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2038 (A)	700,000	775,397
California Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2049 (A)	250,000	257,870
California Statewide Communities Development Authority, Revenue Bonds
Series A,
5.25%, 12/01/2056 (A)	500,000	571,280
Series B,
6.00%, 12/01/2024	210,000	235,700
California Statewide Financing Authority, Revenue Bonds
Series A,
5.63%, 05/01/2029	10,000	10,043
Series B,
6.00%, 05/01/2037	55,000	55,234
Cypress School District, General Obligation Unlimited,
Zero Coupon, 08/01/2050 (D)	100,000	103,371
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A-1,
5.00%, 06/01/2047	2,000,000	2,081,820
Palomar Health, Revenue Bonds,
5.00%, 11/01/2028	45,000	53,344
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	50,000	50,082
Upland Community Facilities District, Special Tax,
Series A,
3.50%, 09/01/2049	600,000	629,070

		5,038,540

Colorado - 10.4%
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.00%, 12/01/2051	290,000	306,768
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	500,000	525,770

Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	$ 1,000,000	$ 1,043,360
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	993,642
Colorado Health Facilities Authority, Revenue Bonds
Series A,
4.00%, 12/01/2050	1,000,000	1,119,450
5.00%, 09/15/2053	250,000	276,465
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,075,730
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	500,000	526,400
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	500,000	565,950
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	540,870
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	340,000	381,844
Painted Prairie Metropolitan District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	2,101,580
Park 70 Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2048	250,000	281,720
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	70,000	111,977
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	1,000,000	1,032,850
Town of Frisco Marina Enterprise Revenue, Revenue Bonds,
5.00%, 12/01/2048	150,000	162,877

		11,047,253

Connecticut - 1.5%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 01/01/2055 (A)	500,000	539,380
Series B-1,
3.25%, 01/01/2027 (A)	275,000	279,683
Series J,
5.00%, 07/01/2037 - 07/01/2042	715,000	746,622
South Central Connecticut Regional Water Authority, Revenue Bonds,
AGM,
4.50%, 08/01/2038	10,000	10,027

		1,575,712

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware - 0.9%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	$ 835,000	$ 958,062

District of Columbia - 0.1%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	117,531
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	10,000	11,169
Series A,
Zero Coupon, 06/15/2046	100,000	21,032

		149,732

Florida - 7.0%
City of Tampa, Revenue Bonds,
Series A,
Zero Coupon, 09/01/2053	2,000,000	601,780
County of Lake, Revenue Bonds,
5.00%, 01/15/2054 (A)	825,000	890,414
Florida Development Finance Corp., Revenue Bonds
4.00%, 07/01/2035 - 07/01/2055 (E)	1,510,000	1,645,190
5.13%, 06/01/2040 (A)	500,000	563,920
7.38%, 01/01/2049 (A)	1,000,000	973,200
Series A,
4.00%, 06/01/2030	500,000	519,960
Miami-Dade County Industrial Development Authority, Revenue Bonds
Series A,
4.25%, 06/01/2030 (A)	660,000	682,678
5.00%, 06/01/2047 (A)	350,000	362,887
Northern Palm Beach County Improvement District, Special Assessment
4.50%, 08/01/2031	50,000	51,194
5.13%, 08/01/2022	5,000	5,163
St. Johns County Industrial Development Authority, Revenue Bonds
4.00%, 08/01/2055	1,000,000	1,081,720
Series B,
Fixed until 08/01/2024, 5.50% (F), 08/01/2044	60,000	64,356

		7,442,462

Georgia - 0.0% (C)
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	20,000	20,043

Hawaii - 0.3%
State of Hawaii, General Obligation Unlimited,
5.00%, 06/01/2026	30,000	30,116
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027	295,000	295,634

		325,750

Idaho - 1.6%
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035	285,000	318,123
6.00%, 07/01/2049 - 07/01/2054 (A)	1,155,000	1,348,287

		1,666,410

Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 13.0%
Chicago Board of Education, General Obligation Unlimited
Series A,
5.50%, 12/01/2039	$ 25,000	$ 25,781
Series A, AGM,
5.00%, 12/01/2035	550,000	684,118
City of Chicago, General Obligation Unlimited
7.52%, 01/01/2040	205,000	283,482
Series A,
5.00%, 01/01/2044	1,000,000	1,171,430
Series B,
5.43%, 01/01/2042	1,450,000	1,649,781
6.21%, 01/01/2032	250,000	300,695
Series C,
Zero Coupon, 01/01/2024	145,000	136,796
5.00%, 01/01/2026 - 01/01/2038	1,010,000	1,137,218
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2026	40,000	43,103
Cook County Community College District No. 508, General Obligation Unlimited,
5.50%, 12/01/2038	500,000	554,185
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	361,000	421,478
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	440,000	488,585
Series A,
5.00%, 11/01/2049	750,000	824,430
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA-CBI,
5.50%, 01/01/2025 (A) (B)	41,556	42,342
Metropolitan Pier & Exposition Authority, Revenue Bonds
5.00%, 06/15/2042	1,000,000	1,224,250
Series B,
5.00%, 06/15/2052	45,000	47,001
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	125,000	125,238
Southern Illinois University, Revenue Bonds
Series A, AGM,
4.50%, 04/01/2027	25,000	25,056
Series A, NATL,
Zero Coupon, 04/01/2026	90,000	82,322
State of Illinois, General Obligation Unlimited
4.13%, 03/01/2028	30,000	30,834
5.00%, 07/01/2021 - 08/01/2021	30,000	30,601
5.10%, 06/01/2033 (D)	680,000	696,211
6.63%, 02/01/2035	25,000	30,087
6.75%, 03/01/2029	115,000	139,326
7.10%, 07/01/2035	155,000	195,520
7.35%, 07/01/2035	20,000	25,039
Series A,
5.00%, 12/01/2034 - 05/01/2041	635,000	741,898

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Oak Lawn, General Obligation Unlimited
Series A,
3.35%, 12/01/2026	$ 315,000	$ 319,832
5.23%, 12/01/2024	600,000	599,442
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	18,442
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,509,556
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	15,000	15,002
6.38%, 10/01/2029	30,000	30,005
Will County Community High School District No. 210, General Obligation Unlimited
Series A,
3.25%, 01/01/2030	45,000	45,477
3.38%, 01/01/2033	25,000	25,229
5.00%, 01/01/2027	55,000	58,378

		13,778,170

Indiana - 1.5%
City of Anderson, Revenue Bonds,
6.00%, 10/01/2042	1,000,000	998,700
County of Hamilton Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	60,000	60,115
County of Knox, Revenue Bonds,
Series A,
5.00%, 04/01/2037	10,000	10,278
Indiana Finance Authority, Revenue Bonds
5.00%, 10/01/2044	420,000	474,134
6.00%, 12/01/2026	60,000	60,175
Series A,
4.00%, 11/15/2026	15,000	16,085

		1,619,487

Iowa - 0.5%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	95,000	96,590
Series C,
5.38%, 06/01/2038	145,000	147,221
5.50%, 06/01/2042	100,000	101,532
5.63%, 06/01/2046	215,000	218,294

		563,637

Kansas - 0.2%
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	25,000	25,082
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	175,000	132,545

		157,627

Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 0.0% (C)
Edmonson County Industrial Building Revenue, Revenue Bonds,
5.00%, 03/01/2027	$ 20,000	$ 20,017
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,021

		45,038

Louisiana - 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,285,000	1,323,435
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 05/15/2024	30,000	34,330
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	643,890

		2,001,655

Maryland - 0.0% (C)
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	50,000	50,559

Massachusetts - 0.6%
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2049	500,000	563,265
Series I,
5.00%, 07/01/2023	20,000	22,087

		585,352

Michigan - 0.1%
Dearborn Brownfield Redevelopment Authority, General Obligation Limited,
Series A, AGC,
5.50%, 05/01/2039	25,000	25,098
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA-CBI,
5.50%, 05/01/2021	25,000	25,048
Michigan Finance Authority, Revenue Bonds,
Series B,
5.00%, 07/01/2021	50,000	50,836

		100,982

Minnesota - 3.5%
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	88,997
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	399,544
City of International Falls, Revenue Bonds,
5.65%, 12/01/2022	65,000	65,088
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.50%, 07/01/2028	550,000	579,117
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,869,783
Series B,
5.25%, 04/01/2043	400,000	408,328

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Township of Baytown, Revenue Bonds
Series A,
4.00%, 08/01/2041	$ 200,000	$ 210,170
4.25%, 08/01/2046	120,000	126,802

		3,747,829

Mississippi - 0.0% (C)
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	25,000	25,044

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (B)	75,000	82,408

Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
3.90% (F), 03/01/2031	135,000	142,518
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,032

		167,550

Nevada - 0.2%
City of Reno, Special Assessment,
7.25%, 12/01/2025	35,000	35,037
County of Clark, Special Assessment,
4.00%, 08/01/2022	165,000	170,587

		205,624

New Jersey - 2.7%
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (G) (H)	500,000	350,000
5.13%, 12/01/2045 (G) (H)	30,000	21,000
New Jersey Economic Development Authority, Revenue Bonds
Series A,
5.13%, 09/01/2052 (A)	760,000	808,108
Series B,
6.50%, 04/01/2031 (B)	10,000	10,739
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	48,479
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,320,000	1,572,859

		2,811,185

New Mexico - 0.4%
Artesia Hospital District, General Obligation Unlimited,
4.00%, 08/01/2023	400,000	409,776

New York - 7.9%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	500,000	551,495

Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Build NYC Resource Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2051 (A) (E)	$ 750,000	$ 830,355
City of Elmira City, General Obligation Limited,
4.00%, 05/27/2021	790,000	790,711
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
CPI + 0.89%, 2.07%, 03/01/2027	20,000	20,883
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,017
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2045	315,000	318,393
New York Counties Tobacco Trust VI, Revenue Bonds
Series A-2B,
5.00%, 06/01/2045	870,000	943,045
Series C,
3.75%, 06/01/2045	1,760,000	1,778,603
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	116,952
New York Transportation Development Corp., Revenue Bonds,
5.00%, 10/01/2040	2,000,000	2,470,380
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	66,100
Yonkers Economic Development Corp., Revenue Bonds,
5.00%, 10/15/2054	465,000	522,855

		8,424,789

North Carolina - 1.0%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
5.00%, 10/01/2050	885,000	1,057,062

Ohio - 2.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series B-2, Class 2,
5.00%, 06/01/2055	1,700,000	1,980,874
Series B-3, Class 2,
Zero Coupon, 06/01/2057	2,000,000	319,140
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,053
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (A) (B)	95,000	95,109
County of Greene, Revenue Bonds,
Series A, ACA,
5.10%, 09/01/2029	110,000	110,092
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	110,129

		2,635,397

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 2.0%
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2040	$ 1,000,000	$ 1,259,230
Series B,
6.75%, 06/15/2022 (A)	100,000	101,208
Warm Springs Reservation Confederated Tribe, Revenue Bonds,
Series B,
5.00%, 11/01/2039 (A)	600,000	725,016

		2,085,454

Pennsylvania - 0.9%
Cumberland County Municipal Authority, Revenue Bonds
5.00%, 01/01/2039 - 01/01/2045	650,000	719,682
Dallas Area Municipal Authority, Revenue Bonds,
5.00%, 05/01/2048	115,000	128,774
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 01/15/2029	60,000	65,393
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	13,295

		927,144

Puerto Rico - 10.6%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	20,000	20,134
5.50%, 05/15/2039	55,000	56,459
5.63%, 05/15/2043	45,000	45,254
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	105,603
AGM,
5.13%, 07/01/2030	275,000	285,497
AGM-CR,
4.50%, 07/01/2023	75,000	75,376
5.00%, 07/01/2028	30,000	31,108
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	620,000	642,605
5.25%, 07/01/2030	55,000	57,106
5.50%, 07/01/2029	245,000	291,156
Series A, AGM,
4.13%, 07/01/2023 - 07/01/2024	50,000	52,056
5.00%, 07/01/2035	265,000	279,074
5.38%, 07/01/2025	200,000	206,152
Series A-4, AGM,
5.00%, 07/01/2031	170,000	173,408
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	413,716
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	160,000	165,798
5.38%, 07/01/2028	30,000	31,197
5.50%, 07/01/2032	145,000	151,448
5.75%, 07/01/2037	650,000	681,993
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	770,000	777,708
5.00%, 07/01/2027	210,000	217,636

Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	$ 340,000	$ 340,728
3.65%, 07/01/2024	210,000	210,451
Series RR, AGC,
5.00%, 07/01/2028	270,000	279,971
Series SS, AGM,
5.00%, 07/01/2030	110,000	114,185
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	275,229
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,909
Series UU, AGC,
4.25%, 07/01/2027	365,000	365,964
5.00%, 07/01/2026	165,000	170,996
Series UU, AGM,
5.00%, 07/01/2021 - 07/01/2024	390,000	401,713
Series VV, AGM,
5.25%, 07/01/2027	70,000	81,679
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	57,031
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	87,915
Series AA-1, AGM,
4.95%, 07/01/2026	175,000	178,379
Series CC, AGM,
5.25%, 07/01/2036	180,000	218,734
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	89,990
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	601,750
Series E, AGM,
5.50%, 07/01/2023	150,000	163,683
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	316,084
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,083
5.00%, 07/01/2030	30,000	31,142
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	165,669
Series N, AGC,
5.25%, 07/01/2036	120,000	145,777
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	265,000	310,720
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	140,000	141,806
5.00%, 08/01/2021 - 08/01/2030	990,000	1,022,359
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,900
Puerto Rico Public Buildings Authority, Revenue Bonds
Series I, AGC-ICC,
5.00%, 07/01/2036	290,000	299,193
Series K, AGM,
5.25%, 07/01/2027	190,000	196,954
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	66,114

		11,211,592

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina - 0.2%
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022	$ 245,000	$ 249,216

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	95,000	105,138

Texas - 3.7%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	550,000	593,109
Cameron Education Corp., Revenue Bonds,
Series A, ACA,
5.25%, 08/15/2036	40,000	40,073
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2034	35,000	35,133
Harris County-Houston Sports Authority, Revenue Bonds,
NATL,
Zero Coupon, 11/15/2023	10,000	9,350
Love Field Airport Modernization Corp., Revenue Bonds,
5.25%, 11/01/2040	125,000	127,589
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2055	1,950,000	2,041,055
Series A,
3.38%, 08/15/2021 (A)	255,000	256,492
Series A1,
5.00%, 07/01/2031 - 07/01/2046	55,000	56,823
Newark Higher Education Finance Corp., Revenue Bonds,
5.00%, 06/15/2048	50,000	51,001
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	474,663
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	244,582

		3,929,870

Virginia - 0.7%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (I)	50,000	50,051
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	15,000	15,026
6.00%, 01/01/2027	50,000	50,083
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	428,711
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	190,000	191,054

		734,925

Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series B,
Zero Coupon, 06/01/2047	$ 450,000	$ 48,253

Wisconsin - 5.8%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (B)	25,000	25,541
5.00%, 06/15/2053	200,000	233,118
Series A,
5.00%, 06/15/2049 (A)	90,000	95,377
Series A, AGM,
4.00%, 07/01/2059	1,000,000	1,101,240
5.00%, 07/01/2054 - 07/01/2058	2,145,000	2,567,028
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	500,000	531,095
Class B,
4.38%, 07/01/2038	850,000	858,746
Class C,
7.00%, 07/01/2043	750,000	710,310

		6,122,455

Total Municipal Government Obligations (Cost $91,389,708)		97,479,078

REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.00% (J), dated 01/29/2021, to be repurchased at $3,430,906 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $3,499,563.	3,430,906	3,430,906

Total Repurchase Agreement (Cost $3,430,906)		3,430,906

Total Investments (Cost $95,916,926)		102,055,130
Net Other Assets (Liabilities) - 3.8%		4,059,651

Net Assets - 100.0%		$ 106,114,781

Transamerica Funds	Page 7

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,145,146	$—	$1,145,146
Municipal Government Obligations	—	97,479,078	—	97,479,078
Repurchase Agreement	—	3,430,906	—	3,430,906

Total Investments	$—	$102,055,130	$—	$102,055,130

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $15,907,187, representing 15.0% of the Fund’s net assets.
(B)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$490,875	$496,987	0.5%
Municipal Government Obligations	Lombard Public Facilities Corp. Revenue Bonds Series A-2, ACA-CBI 5.50%, 01/01/2025	08/30/2017	39,054	42,342	0.0	(C)
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	82,408	0.1
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,739	0.0	(C)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,053	0.0	(C)
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority Revenue Bonds Series A 7.05%, 11/15/2040	04/11/2014	92,766	95,109	0.1
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,541	0.0	(C)

Total			$756,483	$773,179	0.7%

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2021; the maturity dates disclosed are the ultimate maturity dates.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2021, the total value of such securities is $371,000, representing 0.3% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2021, the value of this security is $50,051, representing less than 0.1% of the Fund’s net assets.
(J)	Rate disclosed reflects the yield at January 31, 2021.
(K)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 8

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

Transamerica Funds	Page 9

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 10